Exhibit 99.2 Schedule 12

Loan Level Exceptions
Run Date - 9/16/2022

Marketing ID	SBO Loan Id	SERVICER Loan Id	Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
870	XXXX	XXXX	XXXX	XXXX	XXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   There is no evidence of a revised CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically, the Econsent is required as well.
DD COMMENT: There is no regulation stating a non-borrower must receive a revised CD. They must receive an ICD at least 3 days prior to close.The finding is cured.